                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3562
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                          HIGH YIELD VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

COMPASS [graphic omitted]

                                          PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE ANNUITIES
                                                FOR PERSONAL INVESTMENTS AND
                                                  QUALIFIED RETIREMENT PLANS


QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2007

High Yield Variable Account

                                                                   Issued by
                                 Sun Life Assurance Company of Canada (U.S.)
                                                A Wholly Owned Subsidiary of
                                    Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

High Yield Variable Account
ISSUER                                                                                             SHARES/PAR        VALUE ($)

BONDS - 82.9%
AEROSPACE - 1.2%
Bombardier, Inc., 8%, 2014 (n)                                                                 $       151,000     $      158,173
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                                 235,000            240,288
Vought Aircraft Industries, Inc., 8%, 2011                                                             255,000            249,263
                                                                                                                   --------------
                                                                                                                   $      647,724
                                                                                                                   --------------
AIRLINES - 0.7%
Continental Airlines, Inc., 6.9%, 2017                                                         $        59,946     $       56,911
Continental Airlines, Inc., 6.748%, 2017                                                                55,480             53,677
Continental Airlines, Inc., 6.795%, 2018                                                               102,076             95,122
Continental Airlines, Inc., 7.566%, 2020                                                               174,181            170,697
                                                                                                                   --------------
                                                                                                                   $      376,407
                                                                                                                   --------------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012                                                               $       150,000     $      161,285
Levi Strauss & Co., 9.75%, 2015                                                                        115,000            120,750
                                                                                                                   --------------
                                                                                                                   $      282,035
                                                                                                                   --------------
ASSET BACKED & SECURITIZED - 1.9%
ARCap CDO, REIT, Inc., "H", 6.1%, 2045 (n)                                                     $       165,567     $      102,097
Asset Securitization Corp., FRN, 8.635%, 2029 (z)                                                      200,000            206,688
Crest Ltd. CDO, 7%, 2040                                                                               154,000            128,230
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                                       165,000            163,599
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051                                  110,000            106,677
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2017                                                        110,000            105,174
Wachovia Credit, CDO, FRN, 6.552%, 2026 (z)                                                            250,000            209,103
                                                                                                                   --------------
                                                                                                                   $    1,021,568
                                                                                                                   --------------
AUTOMOTIVE - 5.1%
Ford Motor Credit Co., 8.625%, 2010                                                            $       190,000     $      188,359
Ford Motor Credit Co. LLC, 10.25%, 2010                                                                960,000            979,379
Ford Motor Credit Co. LLC, 7%, 2013                                                                    143,000            129,229
Ford Motor Credit Co. LLC, 8%, 2016                                                                    270,000            252,586
Ford Motor Credit Co. LLC., FRN, 8.11%, 2012                                                           160,000            151,186
General Motors Corp., 8.375%, 2033                                                                     603,000            528,379
Goodyear Tire & Rubber Co., 9%, 2015                                                                   120,000            128,100
TRW Automotive, Inc., 7%, 2014 (n)                                                                     315,000            305,550
TRW Automotive, Inc., 7.25%, 2017 (n)                                                                   30,000             29,250
                                                                                                                   --------------
                                                                                                                   $    2,692,018
                                                                                                                   --------------
BROADCASTING - 4.7%
Allbritton Communications Co., 7.75%, 2012                                                     $       355,000     $      358,550
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                                          135,000            120,825
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                                 150,000            151,500
Clear Channel Communications, Inc., 5.5%, 2014                                                         320,000            251,252
Intelsat Bermuda Ltd., 11.25%, 2016                                                                    480,000            514,200
Intelsat Corp., 0% to 2010, 9.25% to 2015                                                              235,000            193,288
Intelsat Ltd., FRN, 11.409%, 2013                                                                       90,000             94,050
ION Media Networks, Inc., FRN, 11.623%, 2013 (n)                                                       170,000            173,400
LBI Media, Inc., 8.5%, 2017 (n)                                                                        150,000            149,250
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                     520,000            507,000
                                                                                                                   --------------
                                                                                                                   $    2,513,315
                                                                                                                   --------------
BUILDING - 1.2%
Interface, Inc., 10.375%, 2010                                                                 $       167,000     $      176,185
Interface, Inc., 9.5%, 2014                                                                             30,000             31,350
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                      146,000             89,790
Nortek Holdings, Inc., 8.5%, 2014                                                                      175,000            151,813
Ply Gem Industries, Inc., 9%, 2012                                                                     240,000            194,400
                                                                                                                   --------------
                                                                                                                   $      643,538
                                                                                                                   --------------
BUSINESS SERVICES - 1.1%
Nortel Networks Corp., 10.75%, 2016 (n)                                                        $        90,000     $       94,050
SunGard Data Systems, Inc., 10.25%, 2015                                                               460,000            480,700
                                                                                                                   --------------
                                                                                                                   $      574,750
                                                                                                                   --------------
CABLE TV - 2.0%
CCH I Holdings LLC, 11%, 2015                                                                  $       250,000     $      253,125
CCO Holdings LLC, 8.75%, 2013                                                                          335,000            336,675
CSC Holdings, Inc., 6.75%, 2012                                                                        355,000            341,688
NTL Cable PLC, 9.125%, 2016                                                                            128,000            132,800
                                                                                                                   --------------
                                                                                                                   $    1,064,288
                                                                                                                   --------------
CHEMICALS - 3.5%
Equistar Chemicals LP, 10.125%, 2008                                                           $       129,000     $      133,193
Innophos, Inc., 8.875%, 2014                                                                           265,000            262,350
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014                                                     348,000            297,540
Koppers, Inc., 9.875%, 2013                                                                            220,000            232,650
Momentive Performance Materials, Inc., 9.75%, 2014 (z)                                                 170,000            168,300
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                 110,000            108,900
Mosaic Co., 7.625%, 2016 (n)                                                                           305,000            325,206
Nalco Co., 8.875%, 2013                                                                                300,000            315,000
                                                                                                                   --------------
                                                                                                                   $    1,843,139
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 4.1%
ACCO Brands Corp., 7.625%, 2015                                                                $       250,000     $      238,750
Corrections Corp. of America, 6.25%, 2013                                                              180,000            177,300
GEO Group, Inc., 8.25%, 2013                                                                           180,000            181,800
Jarden Corp., 7.5%, 2017                                                                               220,000            212,850
Kar Holdings, Inc., 10%, 2015 (n)                                                                      295,000            276,563
Realogy Corp., 10.5%, 2014 (n)                                                                         235,000            200,338
Realogy Corp., 12.375%, 2015 (n)                                                                       140,000            105,700
Service Corp. International, 7.375%, 2014                                                              115,000            118,163
Service Corp. International, 7%, 2017                                                                  440,000            432,300
Visant Holding Corp., 8.75%, 2013                                                                      255,000            260,738
                                                                                                                   --------------
                                                                                                                   $    2,204,502
                                                                                                                   --------------
CONTAINERS - 1.0%
Graham Packaging Co. LP, 9.875%, 2014                                                          $       165,000     $      163,350
Greif, Inc., 6.75%, 2017                                                                               165,000            164,588
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                      175,000            181,125
                                                                                                                   --------------
                                                                                                                   $      509,063
                                                                                                                   --------------
DEFENSE ELECTRONICS - 1.0%
L-3 Communications Corp., 6.125%, 2014                                                         $       310,000     $      303,800
L-3 Communications Corp., 5.875%, 2015                                                                 215,000            206,400
                                                                                                                   --------------
                                                                                                                   $      510,200
                                                                                                                   --------------
ELECTRONICS - 1.8%
Avago Technologies Finance, 11.875%, 2015                                                      $       120,000     $      133,800
Flextronics International Ltd., 6.25%, 2014                                                             85,000             79,475
Freescale Semiconductor, Inc., 10.125%, 2016                                                           505,000            469,650
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                                 110,000            105,875
Spansion LLC, 11.25%, 2016 (n)                                                                         185,000            181,300
                                                                                                                   --------------
                                                                                                                   $      970,100
                                                                                                                   --------------
EMERGING MARKET SOVEREIGN - 1.0%
Republic of Argentina, FRN, 5.475%, 2012                                                       $       303,750     $      272,826
Republic of Venezuela, 7%, 2018                                                                        141,000            125,490
Republic of Venezuela, 6%, 2020                                                                        155,000            124,775
                                                                                                                   --------------
                                                                                                                   $      523,091
                                                                                                                   --------------
ENERGY - INDEPENDENT - 4.2%
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                       $       250,000     $      234,375
Chesapeake Energy Corp., 7%, 2014                                                                      184,000            185,150
Chesapeake Energy Corp., 6.375%, 2015                                                                  305,000            299,281
Forest Oil Corp., 7.25%, 2019 (n)                                                                      150,000            150,000
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                    90,000             87,975
Hilcorp Energy I LP, 9%, 2016 (n)                                                                      260,000            265,200
Mariner Energy, Inc., 8%, 2017                                                                         190,000            185,725
Newfield Exploration Co., 6.625%, 2014                                                                 190,000            186,675
Plains Exploration & Production Co., 7%, 2017                                                          410,000            383,350
Quicksilver Resources, Inc., 7.125%, 2016                                                              260,000            256,100
                                                                                                                   --------------
                                                                                                                   $    2,233,831
                                                                                                                   --------------
ENTERTAINMENT - 0.4%
AMC Entertainment, Inc., 8%, 2014                                                              $        60,000     $       57,150
AMC Entertainment, Inc., 11%, 2016                                                                     165,000            175,725
                                                                                                                   --------------
                                                                                                                   $      232,875
                                                                                                                   --------------
FINANCIAL INSTITUTIONS - 2.5%
General Motors Acceptance Corp., 6.875%, 2011                                                  $       619,000     $      589,080
General Motors Acceptance Corp., 6.75%, 2014                                                           612,000            554,703
General Motors Acceptance Corp., 8%, 2031                                                               91,000             89,278
Residential Capital LLC, 7.125%, 2008                                                                  105,000             93,975
Residential Capital LLC, 7.5%, 2012                                                                     28,000             22,680
                                                                                                                   --------------
                                                                                                                   $    1,349,716
                                                                                                                   --------------
FOOD & BEVERAGES - 1.0%
B&G Foods Holding Corp., 8%, 2011                                                              $       175,000     $      173,250
Del Monte Corp., 6.75%, 2015                                                                           185,000            177,600
Michael Foods, Inc., 8%, 2013                                                                          175,000            175,000
                                                                                                                   --------------
                                                                                                                   $      525,850
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 1.7%
Buckeye Technologies, Inc., 8%, 2010                                                           $        56,000     $       57,120
Buckeye Technologies, Inc., 8.5%, 2013                                                                 375,000            378,750
Jefferson Smurfit Corp., 8.25%, 2012                                                                   254,000            254,635
JSG Funding PLC, 7.75%, 2015                                                                            25,000             24,375
Millar Western Forest Products, Ltd., 7.75%, 2013                                                      235,000            185,650
                                                                                                                   --------------
                                                                                                                   $      900,530
                                                                                                                   --------------
GAMING & LODGING - 6.2%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                         $       200,000     $      187,500
Greektown Holdings, 10.75%, 2013 (n)                                                                    80,000             79,200
Harrah's Entertainment, Inc., 5.75%, 2017                                                              500,000            382,500
Harrah's Operating Co., Inc., 5.375%, 2013                                                             170,000            137,700
Isle of Capri Casinos, Inc., 7%, 2014                                                                  170,000            152,150
Majestic Star Casino LLC, 9.75%, 2011                                                                  185,000            155,400
Mandalay Resort Group, 9.375%, 2010                                                                    175,000            183,313
MGM Mirage, Inc., 8.5%, 2010                                                                           140,000            146,300
MGM Mirage, Inc., 8.375%, 2011                                                                         365,000            380,513
MGM Mirage, Inc., 6.75%, 2013                                                                          200,000            195,500
MGM Mirage, Inc., 5.875%, 2014                                                                         195,000            179,644
MGM Mirage, Inc., 7.5%, 2016                                                                           115,000            114,281
Pinnacle Entertainment, Inc., 8.25%, 2012                                                              185,000            187,313
Station Casinos, Inc., 6.5%, 2014                                                                      420,000            369,600
Wimar Opco LLC, 9.625%, 2014 (n)                                                                       340,000            263,500
Wynn Las Vegas LLC, 6.625%, 2014                                                                       215,000            210,700
                                                                                                                   --------------
                                                                                                                   $    3,325,114
                                                                                                                   --------------
INDUSTRIAL - 1.2%
Blount, Inc., 8.875%, 2012                                                                     $       245,000     $      248,981
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                      370,000            375,550
                                                                                                                   --------------
                                                                                                                   $      624,531
                                                                                                                   --------------
INSURANCE - HEALTH - 0.2%
Centene Corp., 7.25%, 2014                                                                     $       130,000     $      127,400
                                                                                                                   --------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)                                                            $       190,000     $      170,525
                                                                                                                   --------------
MACHINERY & TOOLS - 0.7%
Case New Holland, Inc., 7.125%, 2014                                                           $       370,000     $      379,250
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.7%
Advanced Medical Optics, Inc., 7.5%, 2017                                                      $       125,000     $      115,000
Community Health Systems, Inc., 8.875%, 2015 (n)                                                       350,000            359,625
Cooper Cos., Inc., 7.125%, 2015                                                                        270,000            265,950
DaVita, Inc., 6.625%, 2013                                                                             125,000            124,063
DaVita, Inc., 7.25%, 2015                                                                              445,000            446,113
HCA, Inc., 6.375%, 2015                                                                                395,000            336,738
HCA, Inc., 9.25%, 2016 (n)                                                                             735,000            780,938
HealthSouth Corp., 10.75%, 2016                                                                        190,000            199,975
Psychiatric Solutions, Inc., 7.75%, 2015                                                               270,000            273,375
U.S. Oncology, Inc., 10.75%, 2014                                                                      325,000            335,563
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                                   155,000            153,450
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                                                45,000             44,775
VWR Funding, Inc., 10.25%, 2015 (n)(p)                                                                 135,000            130,275
                                                                                                                   --------------
                                                                                                                   $    3,565,840
                                                                                                                   --------------
MEDICAL EQUIPMENT - 0.3%
LVB Acquisition Merger Sub, Inc., 10%, 2017 (z)                                                $       150,000     $      150,000
                                                                                                                   --------------
METALS & MINING - 4.1%
Arch Western Finance LLC, 6.75%, 2013                                                          $       310,000     $      303,800
FMG Finance Ltd., 10.625%, 2016 (n)                                                                    320,000            376,800
Foundation PA Coal Co., 7.25%, 2014                                                                     80,000             78,400
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                      220,000            237,600
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                     505,000            551,713
Peabody Energy Corp., 5.875%, 2016                                                                     225,000            220,500
Peabody Energy Corp., 7.375%, 2016                                                                     175,000            184,625
PNA Group, Inc., 10.75%, 2016                                                                          200,000            204,000
                                                                                                                   --------------
                                                                                                                   $    2,157,438
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 0.8%
AmeriGas Partners LP, 7.125%, 2016                                                             $       200,000     $      194,500
Inergy LP, 6.875%, 2014                                                                                235,000            226,775
                                                                                                                   --------------
                                                                                                                   $      421,275
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015                                                       $       270,000     $      265,950
Deutsche Bank (El Paso
Performance-Linked Trust, CLN), 7.75%, 2011 (n)                                                        310,000            318,460
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                         135,000            140,063
Williams Cos., Inc., 7.125%, 2011                                                                      132,000            136,785
Williams Cos., Inc., 8.75%, 2032                                                                       205,000            236,006
Williams Partners LP, 7.25%, 2017                                                                      205,000            209,100
                                                                                                                   --------------
                                                                                                                   $    1,306,364
                                                                                                                   --------------
NETWORK & TELECOM - 3.6%
Cincinnati Bell, Inc., 8.375%, 2014                                                            $       300,000     $      299,250
Citizens Communications Co., 9.25%, 2011                                                               225,000            244,125
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                        205,000            216,275
Qwest Capital Funding, Inc., 7.25%, 2011                                                               175,000            175,875
Qwest Corp., 7.875%, 2011                                                                               95,000             99,750
Qwest Corp., 8.875%, 2012                                                                              300,000            327,375
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                        125,000            129,688
Windstream Corp., 8.625%, 2016                                                                         335,000            357,194
Windstream Corp., 7%, 2019                                                                              60,000             58,500
                                                                                                                   --------------
                                                                                                                   $    1,908,032
                                                                                                                   --------------
OIL SERVICES - 1.2%
Basic Energy Services, Inc., 7.125%, 2016                                                      $       325,000     $      316,063
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                               205,000            211,150
GulfMark Offshore, Inc., 7.75%, 2014                                                                   110,000            110,550
                                                                                                                   --------------
                                                                                                                   $      637,763
                                                                                                                   --------------
PHARMACEUTICALS - 0.3%
Warner Chilcott Corp., 8.75%, 2015                                                             $       169,000     $      174,915
                                                                                                                   --------------
PRINTING & PUBLISHING - 4.1%
American Media Operations, Inc., 10.25%, 2009                                                  $       295,000     $      262,550
Dex Media, Inc., 0% to 2008, 9% to 2013                                                                425,000            399,500
Dex Media, Inc., 0% to 2008, 9% to 2013                                                                300,000            282,000
Idearc, Inc., 8%, 2016                                                                                 630,000            628,425
Nielsen Finance LLC, 10%, 2014                                                                         145,000            153,338
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                         210,000            147,000
R.H. Donnelley Corp., 8.875%, 2016                                                                     305,000            310,719
                                                                                                                   --------------
                                                                                                                   $    2,183,532
                                                                                                                   --------------
RETAILERS - 1.4%
Buhrmann U.S., Inc., 7.875%, 2015                                                              $       195,000     $      182,325
Couche-Tard, Inc., 7.5%, 2013                                                                          150,000            152,625
Neiman Marcus Group, Inc., 9%, 2015 (p)                                                                185,000            197,025
Rite Aid Corp., 9.5%, 2017 (n)                                                                         170,000            158,950
Sally Beauty Holdings, Inc., 9.25%, 2014                                                                70,000             70,700
                                                                                                                   --------------
                                                                                                                   $      761,625
                                                                                                                   --------------
SPECIALTY STORES - 1.2%
Claire's Stores, Inc., 9.25%, 2015 (n)                                                         $       200,000     $      173,000
Claire's Stores, Inc., 10.5%, 2017 (n)                                                                 110,000             84,700
Michaels Stores, Inc., 10%, 2014                                                                       150,000            153,750
Payless ShoeSource, Inc., 8.25%, 2013                                                                  210,000            203,175
                                                                                                                   --------------
                                                                                                                   $      614,625
                                                                                                                   --------------
SUPERMARKETS - 0.7%
Stater Brothers Holdings, Inc., 7.75%, 2015                                                    $       165,000     $      163,350
SUPERVALU, Inc., 7.5%, 2014                                                                            185,000            188,238
                                                                                                                   --------------
                                                                                                                   $      351,588
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
American Tower Corp., 7%, 2017 (z)                                                             $        95,000     $       95,594
Centennial Communications Corp., 10.125%, 2013                                                         120,000            127,200
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                               110,000            112,200
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                                50,000             51,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                        250,000            276,875
                                                                                                                   --------------
                                                                                                                   $      662,869
                                                                                                                   --------------
TRANSPORTATION - SERVICES - 0.7%
Hertz Corp., 8.875%, 2014                                                                      $       360,000     $      370,800
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Bonds, 4.5%, 2036                                                                $       354,000     $      335,609
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 4.3%
AES Corp., 9.375%, 2010                                                                        $       255,000     $      269,025
Edison Mission Energy, 7%, 2017 (n)                                                                    510,000            502,350
Intergen N.V., 9%, 2017 (n)                                                                            125,000            131,250
Mirant North American LLC, 7.375%, 2013                                                                240,000            243,600
NRG Energy, Inc., 7.375%, 2016                                                                         790,000            791,961
Reliant Energy, Inc., 7.875%, 2017                                                                     355,000            357,219
                                                                                                                   --------------
                                                                                                                   $    2,295,405
                                                                                                                   --------------
   TOTAL BONDS                                                                                                     $   44,143,040
                                                                                                                   --------------
FLOATING RATE LOANS(g)(r) - 9.2%
AEROSPACE - 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 7.3%, 2014 (o)                            $        12,319     $       11,949
Hawker Beechcraft Acquisition Co., Term Loan, 7.19%, 2014 (o)                                          144,855            140,510
                                                                                                                   --------------
                                                                                                                   $      152,459
                                                                                                                   --------------
AUTOMOTIVE - 1.5%
Allison Transmission, Inc., Term Loan B, 2014 (o)                                              $        84,794     $       82,038
Ford Motor Co., Term Loan B, 8.7%, 2013                                                                425,167            411,805
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.85%, 2014                                         157,134            152,028
Mark IV Industries, Inc., Second Lien Term Loan, 11.04%, 2011                                          169,464            160,143
                                                                                                                   --------------
                                                                                                                   $      806,014
                                                                                                                   --------------
BROADCASTING - 0.5%
Gray Television, Inc., Term Loan, 6.86%, 2014                                                  $       128,430     $      123,293
Univision Communications, Inc., Term Loan B, 7.61%, 2014 (o)                                           143,425            136,254
                                                                                                                   --------------
                                                                                                                   $      259,547
                                                                                                                   --------------
BUILDING - 0.2%
Building Materials Holding Corp., Second Lien Term Loan, 11.31%, 2014 (o)                      $       126,864     $      106,566
                                                                                                                   --------------
CABLE TV - 1.2%
Charter Communications Operating LLC, Term Loan, 7.13%, 2013 (o)                               $       262,676     $      253,400
CSC Holdings, Inc., Incremental Term Loan, 7.57%, 2013                                                 197,427            194,522
Mediacom Illinois LLC, Term Loan A, 6.83%, 2011                                                        177,515            169,217
                                                                                                                   --------------
                                                                                                                   $      617,139
                                                                                                                   --------------
CHEMICALS - 0.5%
Celanese AG, Term Loan B, 7.11%, 2014                                                          $       279,304     $      273,660
                                                                                                                   --------------
COMPUTER SOFTWARE - 0.2%
First Data Corp. Term Loan B-2, 2014 (o)                                                       $       132,374     $      127,311
                                                                                                                   --------------
CONTAINERS - 0.4%
Altivity Packaging LLC, Second Lien Term Loan, 10.67%, 2013                                    $        50,424     $       50,487
Altivity Packaging LLC, Second Lien Term Loan, 10.67%, 2013                                            157,576            157,773
                                                                                                                   --------------
                                                                                                                   $      208,260
                                                                                                                   --------------
FOOD & BEVERAGES - 0.7%
Dean Foods Co., Term Loan B, 6.7%, 2014                                                        $       213,916     $      208,401
Dole Food Co., Inc., Letter of Credit, 5.23%, 2013                                                      18,525             17,903
Dole Food Co., Inc., Term Loan, 7.64%, 2013                                                             41,055             39,678
Dole Food Co., Inc., Term Loan C, 7.51%, 2013                                                          136,851            132,261
                                                                                                                   --------------
                                                                                                                   $      398,243
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.6%
Georgia-Pacific Corp., Term Loan, 7.41%, 2012                                                  $       290,047     $      284,213
Georgia-Pacific Corp., Term Loan B-2, 7.37%, 2012                                                       19,009             18,627
                                                                                                                   --------------
                                                                                                                   $      302,840
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Advanced Medical Optics, Inc., Term Loan, 2014 (o)                                             $        70,118     $       66,086
Community Health Systems, Inc., Term Loan B, 7.76%, 2014                                               157,527            154,524
HCA, Inc., Term Loan B, 7.45%, 2013                                                                    375,373            367,698
                                                                                                                   --------------
                                                                                                                   $      588,308
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.2%
Kinder Morgan, Inc., Term Loan, 6.64%, 2014                                                    $        92,762     $       90,878
                                                                                                                   --------------
POLLUTION CONTROL - 0.4%
Allied Waste North America, Inc., Term Loan, 6.76%, 2012                                       $       136,143     $      134,193
Allied Waste North America, Inc., Term Loan A, Credit Linked
Deposit, 6.82%, 2012                                                                                    77,942             76,826
                                                                                                                   --------------
                                                                                                                   $      211,019
                                                                                                                   --------------
PRINTING & PUBLISHING - 1.0%
Idearc, Inc., Term Loan B, 7.2%, 2014                                                          $       290,242     $      285,780
Nielsen Finance LLC, Term Loan B, 7.36%, 2013                                                          247,205            239,840
                                                                                                                   --------------
                                                                                                                   $      525,620
                                                                                                                   --------------
SPECIALTY STORES - 0.4%
Michaels Stores, Inc., Term Loan B, 7.64%, 2013                                                $       228,322     $      221,187
                                                                                                                   --------------
   TOTAL FLOATING RATE LOANS                                                                                       $    4,889,051
                                                                                                                   --------------
COMMON STOCK - 2.5%

CABLE TV - 0.7%
Comcast Corp., "A" (a)                                                                                  10,800     $      261,144
Time Warner Cable, Inc. (a)                                                                              2,800             91,840
                                                                                                                   --------------
                                                                                                                   $      352,984
                                                                                                                   --------------
CONSTRUCTION - 0.2%
Goodman Global, Inc. (a)                                                                                 2,300     $       54,924
Lennox International, Inc.                                                                               1,700             57,460
                                                                                                                   --------------
                                                                                                                   $      112,384
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.0%
Central Garden & Pet Co. (a)                                                                             2,300     $       20,470
                                                                                                                   --------------
ELECTRONICS - 0.1%
Intel Corp.                                                                                              2,300     $       59,478
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.4%
Chesapeake Energy Corp.                                                                                  1,600     $       56,416
Foundation Coal Holdings, Inc.                                                                           3,860            151,312
                                                                                                                   --------------
                                                                                                                   $      207,728
                                                                                                                   --------------
ENERGY - INTEGRATED - 0.2%
Chevron Corp.                                                                                            1,000     $       93,580
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.1%
Louisiana-Pacific Corp.                                                                                  2,600     $       44,122
                                                                                                                   --------------
MAJOR BANKS - 0.1%
Bank of America Corp.                                                                                      600     $       30,162
JPMorgan Chase & Co.                                                                                       600             27,492
                                                                                                                   --------------
                                                                                                                   $       57,654
                                                                                                                   --------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (a)                                                                                 53     $            0
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.1%
Williams Cos., Inc.                                                                                      2,300     $       78,338
                                                                                                                   --------------
PHARMACEUTICALS - 0.1%
Johnson & Johnson                                                                                          900     $       59,130
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                                             21,250     $            0
                                                                                                                   --------------
REAL ESTATE - 0.2%
Host Hotels & Resorts, Inc., REIT                                                                        5,000     $      112,200
                                                                                                                   --------------
TELEPHONE SERVICES - 0.3%
Windstream Corp.                                                                                        12,000     $      169,440
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $    1,367,508
                                                                                                                   --------------
PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT                                                                           200     $        5,064
                                                                                                                   --------------

                                        FIRST
ISSUER                      STRIKE     EXERCISE

WARRANTS - 0.0%
NETWORK & TELECOM - 0.0%
Knology, Inc.  (a)(z)        $0.10      11/22/97                                                           500     $        1,949
                                                                                                                   --------------

ISSUER                                                                                              SHARES/PAR          VALUE ($)

SHORT-TERM OBLIGATIONS (y) - 5.1%
Cargill, Inc., 4.85%, due 10/01/07 (t)                                                              $2,132,000     $    2,132,000
General Electric Capital 5.1%, due 10/01/07                                                            584,000            584,000
                                                                                                                   --------------
   TOTAL SHORT-TERM OBLIGATIONS                                                                                    $    2,716,000
                                                                                                                   --------------
   TOTAL INVESTMENTS(k)                                                                                            $   53,122,612
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                                     138,569
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $   53,261,181
                                                                                                                   --------------

(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of September 30, 2007, the variable account held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $43,155,345 and 81.24% of market value. An independent pricing service provided an evaluated bid for 81.0% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,538,588 representing 16.1% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

                                                                                                                    TOTAL
                                                                                                                    % OF
                                                          ACQUISITION           ACQUISITION         CURRENT          NET
RESTRICTED SECURITIES                                         DATE                 COST          MARKET VALUE       ASSETS
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7%, 2017                               9/24/07             $ 95,000          $ 95,594
Asset Securitization Corp., FRN, 8.635%, 2029                1/25/05              172,565           206,688
Knology, Inc.                                               10/16/97                    0             1,949
LVB Acquisition Merger Sub, Inc., 10%, 2017               9/24/07 - 9/25/07       149,950           150,000
Momentive Performance Materials, Inc., 9.75%, 2014        9/10/07 - 9/25/07       165,725           168,300
Wachovia Credit, CDO, FRN, 6.552%, 2026                      6/08/06              250,000           209,103
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        $831,634          1.6%
                                                                                                   =====================


The following abbreviations are used in this report and are defined:

CDO    Collateralized Debt Obligation
CLN    Credit-Linked Note
FRN    Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT   Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report

HIGH YIELD VARIABLE ACCOUNT
SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) UNFUNDED LOAN COMMITMENTS
As  of September 30, 2007, the portfolio had the following unfunded loan commitments of $19,294, which could be extended at the option of the borrower:

                                                                                         UNFUNDED          UNREALIZED
                                                                                           LOAN            APPRECIATION
BORROWER                                                                                 COMMITMENT       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Delayed Draw Term Loan, 2014                              $10,389             $(198)
Univision Communications, Inc., Delayed Draw Term Loan, 2014                                8,905               187
                                                                                          -------             -----
                                                                                          $19,294             $ (11)
                                                                                          =======             =====

At September 30, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(2) FINANCIAL INSTRUMENTS
SWAP AGREEMENTS AT 9/30/07
                                                                                                              UNREALIZED
                        NOTIONAL                                       CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION               AMOUNT       COUNTERPARTY                     TO RECEIVE          TO PAY            (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09        USD      200,000  JPMorgan Chase Bank              4.10% (fixed rate)         (1)              $(22,104)
6/20/09        USD      100,000  JPMorgan Chase Bank              4.80% (fixed rate)         (1)               (10,035)
6/20/12        USD      200,000  Morgan Stanley Capital Services, 3.76% (fixed rate)         (2)               (36,597)
6/20/12        USD      100,000  Morgan Stanley Capital Services, 4.15% (fixed rate)         (2)               (17,087)
9/20/12        USD      200,000  Goldman Sachs International      3.75% (fixed rate)         (3)                 7,900
9/20/12        USD      200,000  Goldman Sachs International      3.72% (fixed rate)         (4)                10,656
6/20/12        USD      200,000  Goldman Sachs International             (5)             1.49% (fixed            1,425
6/20/12        USD      500,000  JPMorgan Chase Bank                     (6)             4.207% (fixed         (17,145)
3/20/17        USD       35,000  JPMorgan Chase Bank                     (7)             0.80% (fixed             (718)
3/20/17        USD       35,000  JPMorgan Chase Bank                     (7)             0.78% (fixed             (665)
3/20/17        USD       30,000  Merrill Lynch International             (7)             0.81% (fixed             (637)
                                                                                                              --------
                                                                                                              $(85,007)
                                                                                                              ========

(1) Variable account to pay notional amount upon a defined credit event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.
(2) Variable account to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.
(3) Variable account to receive notional amount upon a defined credit event by Allied Waste North America, Inc., 7.375%, 4/15/14.
(4) Variable account to receive notional amount upon a defined credite event by Owens-Illinois, Inc., 7.8%, 5/15/18
(5) Variable account to receive notional amount upon a defined credit event by Constellation Brands, Inc., 8%, 2/15/08.
(6) Variable account to receive notional amount multiplied by the rate of return of the CDX HY8 Index.
(7) Variable account to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%, 8/01/10.

At September 30, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.